SEMI-ANNUAL REPORT
                               JUNE 30, 2000

                               [GRAPHIC OMITTED]

Mercury
QA Large
Cap Core
Fund

            OF MERCURY
            QA EQUITY SERIES, INC.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX

A pie chart illustrating the following percentages

(As a Percentage of Net Assets as of June 30, 2000)

United States--97.0%
Canada--2.0%
Netherlands--0.6%
Bermuda--0.3%

WORLDWIDE INVESTMENTS AS OF JUNE 30, 2000
--------------------------------------------------------------------------------

                              Percent of
Ten Largest Holdings          Net Assets
----------------------------------------
Intel Corporation                4.2%
----------------------------------------
Cisco Systems, Inc.              4.0
----------------------------------------
General Electric Company         4.0
----------------------------------------
Microsoft Corporation            3.6
----------------------------------------
Wal-Mart Stores, Inc.            2.5
----------------------------------------
Pfizer Inc.                      2.4
----------------------------------------
Exxon Mobil Corporation          2.3
----------------------------------------
Citigroup Inc.                   2.2
----------------------------------------
Oracle Corporation               2.1
----------------------------------------
Merck & Co., Inc.                2.0
----------------------------------------

                              Percent of
Ten Largest Industries        Net Assets
----------------------------------------
Pharmaceuticals                  8.8%
----------------------------------------
Telecommunications               8.0
----------------------------------------
Electronics                      7.8
----------------------------------------
Communications Equipment         7.0
----------------------------------------
Banking                          6.0
----------------------------------------
Financial Services               5.7
----------------------------------------
Retail                           5.6
----------------------------------------
Computer Services/Software       5.3
----------------------------------------
Electrical Equipment             4.5
----------------------------------------
Insurance                        4.5
----------------------------------------

                June 30, 2000 (2) Mercury QA Large Cap Core Fund

DEAR SHAREHOLDER

We are pleased to provide you with the first semi-annual report for Mercury QA Large Cap Core Fund. The Fund seeks to provide long-term growth of capital by investing primarily in equity securities of large-capitalization companies in the United States that Fund management believes are undervalued or have good prospects for earnings growth. Since inception (June 2, 2000) through June 30, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -1.50%, -1.50%, -1.50% and -1.50%, respectively, lower than the return of the unmanaged S&P500 Composite Stock Price Index of +3.13% over the same period. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

Market Environment

The US economy appears to be slowing down. As a result, significant increases in inflation and interest rates may not happen, which would arguably be good news for financial assets. On the other hand, slower economic growth probably means slower profit growth, a prospect that may weigh on the markets over the summer.

Despite the decline of technology share prices during April and May, large cap growth stocks have a positive year-to-date return through June. Furthermore, continuing a trend that we have seen for much of the 1990s, growth stocks outpaced value stocks for the first half of the year. Large cap growth stocks returned +2.6% over the first half of the year, as measured by the unmanaged S&P 500/Barra Growth Index, while large cap value stocks fell -4.1%, as measured by the unmanaged S&P 500/Barra Value Index.

Reversing a pattern we also saw for the better part of the past decade, small cap stocks have outperformed large cap stocks so far in 2000. Small cap stocks and mid cap stocks continue to look very attractive to us compared with large cap stocks on almost every valuation measure, including price/earnings (22.0 versus 29.8), price/book (2.4 versus 5.0), and price/free cash flow (18.3 versus 32.3).

Investment Outlook

In the coming months, we believe investors will focus less on economic issues such as the strength of the economy and interest rate increases, and more on the implications of the looming presidential election. Federal budget policy, social security funding options and trade policy are likely to shape investor interest in the outcome of the election. Overall, we believe earnings growth and valuation levels remain reasonably attractive.


                June 30, 2000 (3) Mercury QA Large Cap Core Fund

Our favorite industries currently are drugs and semiconductors, as both could enjoy enormous demand for their products for many years to come. Demographics, specifically the aging of the baby boomers, increasingly have provided drug companies with a huge customer base in which to sell their goods. With the prospect that every durable good could contain a few semiconductors, the potential demand looks strong.

In Conclusion

We thank you for your interest in Mercury QA Large Cap Core Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                     /s/ Philip Green

Terry K. Glenn                         Philip Green
President and Director                 Senior Vice President and
                                       Portfolio Manager

August 7, 2000


                June 30, 2000 (4) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                June 30, 2000 (5) Mercury QA Large Cap Core Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------

                    % Return      % Return
                  Without Sales  With Sales
Class I Shares*      Charge       Charge**
-------------------------------------------
Inception (6/2/00)
through 6/30/00      -1.50%        -6.67%

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                    % Return   % Return
                     Without     With
Class B Shares*       CDSC      CDSC**
-------------------------------------------
Inception (6/2/00)
through 6/30/00      -1.50%     -5.44%

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                    % Return      % Return
                  Without Sales  With Sales
Class A Shares*      Charge       Charge**
-------------------------------------------
Inception (6/2/00)
through 6/30/00      -1.50%        -6.67%

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.


                    % Return   % Return
                     Without     With
Class C Shares*       CDSC      CDSC**
-------------------------------------------
Inception (6/2/00)
through 6/30/00      -1.50%     -2.49%

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------

                                                                 Since Inception
As of June 30, 2000                                                Total Return
--------------------------------------------------------------------------------
Class I                                                               -1.50%
--------------------------------------------------------------------------------
Class A                                                               -1.50
--------------------------------------------------------------------------------
Class B                                                               -1.50
--------------------------------------------------------------------------------
Class C                                                               -1.50
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/2/00.

                June 30, 2000 (6) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS

                                                                           In US Dollars
                                                                       ---------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                      Value   Net Assets
--------------------------------------------------------------------------------------------
BERMUDA
============================================================================================
Telecommunications &   3,700  + Global Crossing Ltd.                   $   97,356     0.3%
Equipment
--------------------------------------------------------------------------------------------
                                Total Common Stocks in Bermuda
                                (Cost--$107,531)                           97,356     0.3
--------------------------------------------------------------------------------------------

CANADA
============================================================================================
Communications         9,000    Nortel Networks Corporation               614,250     2.0
Equipment
--------------------------------------------------------------------------------------------
                                Total Common Stocks in Canada
                                (Cost--$540,836)                          614,250     2.0

NETHERLANDS
============================================================================================
Household Products       700    Unilever NV (NY Registered Shares)         30,100     0.1
--------------------------------------------------------------------------------------------
Oil--International     2,500    Royal Dutch Petroleum Company
                                  (NY Registered Shares)                  153,906     0.5
--------------------------------------------------------------------------------------------
                                Total Common Stocks in the Netherlands
                                (Cost--$190,465)                          184,006     0.6
--------------------------------------------------------------------------------------------
UNITED STATES
============================================================================================
Aluminum               2,000    Alcoa Inc.                                 58,000     0.2
--------------------------------------------------------------------------------------------
Application            1,000  + Citrix Systems, Inc.                       18,937     0.1
Development              300  + Sapient Corporation                        32,081     0.1
Software                 700  + Siebel Systems, Inc.                      114,494     0.3
                                                                       ---------------------
                                                                          165,512     0.5
--------------------------------------------------------------------------------------------
Automotive             2,100    General Motors Corporation                121,931     0.4
--------------------------------------------------------------------------------------------
Banking                4,000    Bank of America Corporation               172,000     0.6
                       2,700    The Bank of New York Company, Inc.        125,550     0.4
                       3,800    Bank One Corporation                      100,937     0.3
                       2,850    The Chase Manhattan Corporation           131,278     0.4
                      11,100    Citigroup Inc.                            668,775     2.2
                       1,300    Fifth Third Bancorp                        82,225     0.3
                       3,300    FleetBoston Financial Corporation         112,200     0.4
                       2,400    Mellon Financial Corporation               87,450     0.3
                       1,100    Northern Trust Corporation                 71,569     0.2
                         700    State Street Corporation                   74,244     0.2
                       1,400    Washington Mutual, Inc.                    40,425     0.1
                       5,000    Wells Fargo Company                       193,750     0.6
                                                                       ---------------------
                                                                        1,860,403     6.0


                June 30, 2000 (7) Mercury QA Large Cap Core Fund

                                                                           In US Dollars
                                                                       ---------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                      Value   Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES (continued)
============================================================================================
Beverages              1,100    Anheuser-Busch Companies, Inc.         $   82,156     0.3%
                       6,700    The Coca-Cola Company                     384,831     1.2
                                                                       ---------------------
                                                                          466,987     1.5
--------------------------------------------------------------------------------------------
Capital Equipment      1,510  + Agilent Technologies, Inc.                111,362     0.4
                       1,600    Hewlett-Packard Company                   199,800     0.6
                                                                       ---------------------
                                                                          311,162     1.0
--------------------------------------------------------------------------------------------
Chemicals              1,400    E.I. du Pont de Nemours and Company        61,250     0.2
                       4,800    Pharmacia Corporation                     248,100     0.8
                                                                       ---------------------
                                                                          309,350     1.0
--------------------------------------------------------------------------------------------
Communications         2,700  + QUALCOMM Incorporated                     162,000     0.5
                      10,500    SBC Communications Inc.                   454,125     1.5
                                                                       ---------------------
                                                                          616,125     2.0
--------------------------------------------------------------------------------------------
Communications         1,800  + ADC Telecommunications, Inc.              150,975     0.5
Equipment             19,600  + Cisco Systems, Inc.                     1,245,825     4.0
                       2,100  + Tellabs, Inc.                             143,719     0.5
                                                                       ---------------------
                                                                        1,540,519     5.0
--------------------------------------------------------------------------------------------
Computer               2,300    Computer Associates International,
Services/Software                 Inc.                                    117,731     0.4
                       2,100    Electronic Data Systems Corporation        86,625     0.3
                       4,800    International Business Machines
                                  Corporation                             525,900     1.7
                       7,600  + Oracle Corporation                        638,875     2.1
                       2,900    Paychex, Inc.                             121,800     0.4
                       1,200  + VERITAS Software Corporation              135,619     0.4
                                                                       ---------------------
                                                                        1,626,550     5.3
--------------------------------------------------------------------------------------------
Computers              3,300  + Adaptec, Inc.                              75,075     0.2
& Peripherals          3,700  + Cabletron Systems, Inc.                    93,425     0.3
                       1,200  + Comverse Technology, Inc.                 111,600     0.4
                       4,200  + Dell Computer Corporation                 207,112     0.7
                       4,800  + EMC Corporation                           369,300     1.2
                       1,800  + Network Appliance, Inc.                   144,900     0.4
                       3,000  + Sun Microsystems, Inc.                    272,813     0.9
                                                                       ---------------------
                                                                        1,274,225     4.1
--------------------------------------------------------------------------------------------
Conglomerates            800    Honeywell International Inc.               26,950     0.1
                       2,900    Ralston-Ralston Purina Group               57,819     0.2
                                                                       ---------------------
                                                                           84,769     0.3
--------------------------------------------------------------------------------------------
Consumer--Goods        2,800    The Gillette Company                       97,825     0.3
--------------------------------------------------------------------------------------------
Distribution           3,800  + Costco Wholesale Corporation              125,400     0.4
--------------------------------------------------------------------------------------------


                June 30, 2000 (8) Mercury QA Large Cap Core Fund

                                                                           In US Dollars
                                                                       ---------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                      Value   Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES (continued)
============================================================================================
Diversified            2,000  + Conexant Systems, Inc.                 $   97,250     0.3%
Companies              1,200    Corning Incorporated                      323,850     1.0
                       2,000    Nabisco Group Holdings Corp.               51,875     0.2
                                                                       ---------------------
                                                                          472,975     1.5
--------------------------------------------------------------------------------------------
Electrical Equipment  23,400    General Electric Company                1,240,200     4.0
                       2,400    Linear Technology Corporation             153,450     0.5
                                                                       ---------------------
                                                                        1,393,650     4.5
--------------------------------------------------------------------------------------------
Electronic             2,400  + 3Com Corporation                          138,300     0.5
Components             2,000  + LSI Logic Corporation                     108,250     0.4
                       2,000  + Maxim Integrated Products, Inc.           135,875     0.4
                         800  + Seagate Technology, Inc.                   44,000     0.1
                                                                       ---------------------
                                                                          426,425     1.4
--------------------------------------------------------------------------------------------
Electronics            1,400  + Altera Corporation                        142,712     0.5
                       1,800  + Analog Devices, Inc.                      136,800     0.4
                       9,700    Intel Corporation                       1,296,769     4.2
                       2,300  + Micron Technology, Inc.                   202,544     0.7
                       1,600    Scientific-Atlanta, Inc.                  119,200     0.4
                       5,300    Texas Instruments Incorporated            364,044     1.2
                       1,700  + Xilinx, Inc.                              140,356     0.4
                                                                       ---------------------
                                                                        2,402,425     7.8
--------------------------------------------------------------------------------------------
Energy Related         4,100    The Williams Companies, Inc.              170,919     0.6
--------------------------------------------------------------------------------------------
Entertainment          1,800    The Walt Disney Company                    69,862     0.2
--------------------------------------------------------------------------------------------
Financial Services     5,700    American Express Company                  297,112     0.9
                       1,700    Associates First Capital Corporation
                                  (Class A)                                37,931     0.1
                       7,300    The Charles Schwab Corporation            245,463     0.8
                       9,000    Conseco, Inc.                              87,750     0.3
                         800    Dow Jones & Company, Inc.                  58,600     0.2
                       4,100    Federal Home Loan Mortgage Association    166,050     0.5
                       4,700    Federal National Mortgage Association     245,281     0.8
                       1,000    First Data Corporation                     49,625     0.2
                       1,100    Household International, Inc.              45,719     0.1
                       1,800    Lehman Brothers Holdings, Inc.            170,212     0.5
                       1,900    MBNA Corporation                           51,538     0.2
                       4,000    Morgan Stanley Dean Witter & Co.          333,000     1.1
                                                                       ---------------------
                                                                        1,788,281     5.7
--------------------------------------------------------------------------------------------


                June 30, 2000 (9) Mercury QA Large Cap Core Fund

                                                                           In US Dollars
                                                                       ---------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                      Value   Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES (continued)
============================================================================================
Food                   1,600    Bestfoods                              $  110,800     0.4%
                       1,700    H.J. Heinz Company                         74,375     0.2
                       1,300    The Quaker Oats Company                    97,663     0.3
                       5,200    Sara Lee Corporation                      100,425     0.3
                                                                       ---------------------
                                                                          383,263     1.2
--------------------------------------------------------------------------------------------
Health Care              700    UnitedHealth Group Incorporated            60,025     0.2
--------------------------------------------------------------------------------------------
Household Products     1,500    The Procter & Gamble Company               85,875     0.3
--------------------------------------------------------------------------------------------
Information Processing 1,500    Automatic Data Processing, Inc.            80,344     0.3
--------------------------------------------------------------------------------------------
Insurance              6,000    The Allstate Corporation                  133,500     0.4
                       2,900    American General Corporation              176,900     0.6
                       4,300    American International Group, Inc.        505,250     1.6
                       2,700    The Chubb Corporation                     166,050     0.5
                         700    Marsh & McLennan Companies, Inc.           73,106     0.2
                         800    The Progressive Corporation                59,200     0.2
                       1,200    Providian Financial Corporation           108,000     0.4
                       3,800    UnumProvident Corporation                  76,238     0.3
                                                                       ---------------------
                                                                        1,298,244     4.2
--------------------------------------------------------------------------------------------
Internet               6,000  + America Online, Inc.                      316,500     1.0
                       1,500  + Yahoo! Inc.                               185,813     0.6
                                                                       ---------------------
                                                                          502,313     1.6
--------------------------------------------------------------------------------------------
Manufacturing          3,000    Tyco International Ltd.                   142,125     0.5
--------------------------------------------------------------------------------------------
Media--                1,700  + MediaOne Group, Inc.                      112,733     0.4
Communications
--------------------------------------------------------------------------------------------
Medical Supplies       2,000    Medtronic, Inc.                            99,625     0.3
--------------------------------------------------------------------------------------------
Medical Technology     1,600    Johnson & Johnson                         163,000     0.5
                         900    Shared Medical Systems Corporation         65,644     0.2
                                                                       ---------------------
                                                                          228,644     0.7
--------------------------------------------------------------------------------------------
Multimedia             3,600    Time Warner Inc.                          273,600     0.9
                       1,900  + Viacom, Inc. (Class B)                    129,556     0.4
                                                                       ---------------------
                                                                          403,156     1.3
--------------------------------------------------------------------------------------------
Natural Gas            2,800    El Paso Energy Corporation                142,625     0.4
                       3,200    Enron Corp.                               206,400     0.7
                                                                       ---------------------
                                                                          349,025     1.1
--------------------------------------------------------------------------------------------
Oil--International     9,100    Exxon Mobil Corporation                   714,350     2.3
--------------------------------------------------------------------------------------------
Oil--Related             800    Apache Corporation                         47,050     0.2
--------------------------------------------------------------------------------------------


                June 30, 2000 (10) Mercury QA Large Cap Core Fund

                                                                           In US Dollars
                                                                       ---------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                      Value   Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES (continued)
============================================================================================
Oil Services           1,500    Phillips Petroleum Company             $   76,031     0.2%
                       1,900    Schlumberger Limited                      141,788     0.5
                         900    Transocean Sedco Forex Inc.                48,094     0.2
                                                                       ---------------------
                                                                          265,913     0.9
--------------------------------------------------------------------------------------------
Paper &                2,195    International Paper Company                65,438     0.2
Forest Products
--------------------------------------------------------------------------------------------
Petroleum                900    Anadarko Petroleum Corporation             44,381     0.1
                       2,500    The Coastal Corporation                   152,187     0.5
                                                                       ---------------------
                                                                          196,568     0.6
--------------------------------------------------------------------------------------------
Pharmaceuticals        2,000  + ALZA Corporation                          118,250     0.4
                       1,000    American Home Products Corporation         58,750     0.2
                       3,200  + Amgen Inc.                                224,800     0.7
                       2,600    Bristol-Myers Squibb Company              151,450     0.5
                       1,100    Cardinal Health, Inc.                      81,400     0.3
                       4,200    Eli Lilly and Company                     419,475     1.4
                       8,200    Merck & Co., Inc.                         628,325     2.0
                      15,550    Pfizer Inc.                               746,400     2.4
                       5,700    Schering-Plough Corporation               287,850     0.9
                                                                       ---------------------
                                                                        2,716,700     8.8
--------------------------------------------------------------------------------------------
Photography            1,000    Eastman Kodak Company                      59,500     0.2
--------------------------------------------------------------------------------------------
Publishing               700    Gannett Co., Inc.                          41,869     0.1
--------------------------------------------------------------------------------------------
Restaurants            3,400    McDonald's Corporation                    111,988     0.4
--------------------------------------------------------------------------------------------
Retail                 1,000  + Bed Bath & Beyond Inc.                     36,250     0.1
                       1,000  + Best Buy Co., Inc.                         63,250     0.2
                       2,600    The Gap, Inc.                              81,250     0.3
                       6,300    The Home Depot, Inc.                      314,606     1.0
                       1,200  + Kohl's Corporation                         66,750     0.2
                       2,800  + Rite Aid Corporation                       18,375     0.1
                       1,900  + Safeway Inc.                               85,738     0.3
                       2,200  + Staples, Inc.                              33,825     0.1
                       3,200    Target Corporation                        185,600     0.6
                      13,500    Wal-Mart Stores, Inc.                     777,938     2.5
                       2,400    Walgreen Co.                               77,250     0.2
                                                                       ---------------------
                                                                        1,740,832     5.6
--------------------------------------------------------------------------------------------
Semiconductor          1,800  + KLA-Tencor Corporation                    105,412     0.4
Production Equipment   1,300  + Teradyne, Inc.                             95,550     0.3
                                                                       ---------------------
                                                                          200,962     0.7
--------------------------------------------------------------------------------------------


                June 30, 2000 (11) Mercury QA Large Cap Core Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                          In US Dollars
                                                                      ----------------------
                     Shares                                                       Percent of
Industries            Held             Common Stocks                     Value    Net Assets
--------------------------------------------------------------------------------------------
UNITED STATES (concluded)
============================================================================================
Semiconductors         3,000  + Applied Materials, Inc.               $   271,875     0.9%
                       8,000    Motorola, Inc.                            232,500     0.7
                       1,700  + National Semiconductor Corporation         96,475     0.3
                                                                      ----------------------
                                                                          600,850     1.9
--------------------------------------------------------------------------------------------
Software                 600    Adobe Systems Incorporated                 77,925     0.2
                       1,200  + Advanced Micro Devices, Inc.               92,700     0.3
                       1,400  + BMC Software, Inc.                         51,078     0.2
                      14,000  + Microsoft Corporation                   1,120,000     3.6
                                                                      ----------------------
                                                                        1,341,703     4.3
--------------------------------------------------------------------------------------------
Telecommunications    10,500    AT&T Corp.                                332,062     1.1
                       2,100  + Andrew Corporation                         70,481     0.2
                       5,500  + Bell Atlantic Corporation                 279,469     0.9
                       5,800    BellSouth Corporation                     247,225     0.8
                       1,500    CenturyTel, Inc.                           43,125     0.1
                       2,100    GTE Corporation                           130,725     0.4
                      10,200    Lucent Technologies Inc.                  604,350     2.0
                       3,800    Sprint Corp. (FON Group)                  193,800     0.6
                       1,600  + Sprint Corp. (PCS Group)                   95,200     0.3
                       1,000    U S WEST, Inc.                             85,750     0.3
                       8,900  + WorldCom, Inc.                            408,288     1.3
                                                                      ----------------------
                                                                        2,490,475     8.0
--------------------------------------------------------------------------------------------
Tobacco                6,300    Philip Morris Companies Inc.              167,344     0.5
--------------------------------------------------------------------------------------------
Travel & Lodging       2,000    Carnival Corporation                       39,000     0.1
--------------------------------------------------------------------------------------------
Wireless               2,200  + Nextel Communications, Inc. (Class A)     134,613     0.4
Communication--
Domestic
Paging & Cellular
--------------------------------------------------------------------------------------------
                                Total Common Stocks in the
                                United States (Cost--$30,426,217)      30,063,822    97.0
--------------------------------------------------------------------------------------------
                                Total Investments
                                (Cost--$31,265,049)                    30,959,434    99.9
                                Other Assets Less Liabilities              26,821     0.1
                                                                      ----------------------
                                Net Assets                            $30,986,255   100.0%
                                                                      ======================
--------------------------------------------------------------------------------------------

+     Non-income producing security.

See Notes to Financial Statements.


                June 30, 2000 (12) Mercury QA Large Cap Core Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of June 30, 2000
--------------------------------------------------------------------------------

Assets:
Investments, at value (identified cost--$31,265,049)                              $30,959,434
Cash                                                                                   37,171
Receivables:
  Dividends                                                        $    15,129
  Capital shares sold                                                    9,474         24,603
                                                                   --------------------------
Total assets                                                                       31,021,208
                                                                                  -----------
---------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Investment adviser                                                     8,265
  Administrator                                                          7,994
  Capital shares redeemed                                                1,012
  Distributor                                                              514         17,785
                                                                   -----------
Accrued expenses                                                                       17,168
                                                                                  -----------
Total liabilities                                                                      34,953
                                                                                  -----------
---------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                        $30,986,255
                                                                                  ===========
---------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                   $       307
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                             1
Class B Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                             5
Class C Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                             2
Paid-in capital in excess of par                                                   31,342,932
Accumulated investment loss--net                                                      (15,811)
Accumulated realized capital losses on investments--net                               (35,566)
Unrealized depreciation on investments--net                                          (305,615)
                                                                                  -----------
Net assets                                                                        $30,986,255
                                                                                  ===========
---------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $30,205,883 and 3,066,092 shares
  outstanding                                                                     $      9.85
                                                                                  ===========
Class A--Based on net assets of $74,640 and 7,578 shares
  outstanding                                                                     $      9.85
                                                                                  ===========
Class B--Based on net assets of $484,194 and 49,181 shares
  outstanding                                                                     $      9.85
                                                                                  ===========
Class C--Based on net assets of $221,538 and 22,500 shares
  outstanding                                                                     $      9.85
                                                                                  ===========
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.

                June 30, 2000 (13) Mercury QA Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Period June 2, 2000+ to June 30, 2000
--------------------------------------------------------------------------------

Investment Income:
Dividends (net of $24 foreign withholding tax)                        $  17,189
Interest and discount earned                                                941
                                                                      ---------
Total income                                                             18,130
                                                                      ---------
--------------------------------------------------------------------------------

Expenses:
Investment advisory fees                                  $   9,136
Administration fees                                           7,994
Registration fees                                             7,924
Organization expenses                                         4,141
Accounting services                                           2,211
Professional fees                                             1,374
Printing and shareholder reports                                687
Account maintenance and distribution fees--Class B              357
Custodian fees                                                  346
Pricing fees                                                    206
Directors' fees and expenses                                    169
Account maintenance and distribution fees--Class C              145
Transfer agent fees--Class I                                    107
Account maintenance fees--Class A                                12
Transfer agent fees--Class B                                      2
Transfer agent fees--Class C                                      1
                                                          ---------
Total expenses before reimbursement                          34,812
Reimbursement of expenses                                      (871)
                                                          ---------
Total expenses after reimbursement                                       33,941
                                                                      ---------
Investment loss--net                                                    (15,811)
                                                                      ---------
--------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments--Net:
Realized loss from investments--net                                     (35,566)
Unrealized depreciation on investments--net                            (305,615)
                                                                      ---------
Net Decrease in Net Assets Resulting from Operations                  $(356,992)
                                                                      =========
--------------------------------------------------------------------------------

+ Commencement of operations.

See Notes to Financial Statements.


                June 30, 2000 (14) Mercury QA Large Cap Core Fund

STATEMENT OF CHANGES
IN NET ASSETS

                                                                    For the Period
                                                                   June 2, 2000+ to
Increase (Decrease) in Net Assets:                                  June 30, 2000
-----------------------------------------------------------------------------------
Operations:
Investment loss--net                                                 $   (15,811)
Realized loss on investments--net                                        (35,566)
Unrealized depreciation on investments--net                             (305,615)
                                                                     -----------
Net decrease in net assets resulting from operations                    (356,992)
                                                                     -----------
-----------------------------------------------------------------------------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions    31,243,247
                                                                     -----------
-----------------------------------------------------------------------------------

Net Assets:
Total increase in net assets                                          30,886,255
Beginning of period                                                      100,000
                                                                     -----------
End of period                                                        $30,986,255
                                                                     ===========
-----------------------------------------------------------------------------------

+ Commencement of operations.

See Notes to Financial Statements.


                June 30, 2000 (15) Mercury QA Large Cap Core Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                             For the Period June 2, 2000+ to June 30, 2000
                                           -------------------------------------------------
Increase (Decrease) in Net Asset Value:    Class I       Class A       Class B       Class C
--------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period       $ 10.00       $ 10.00       $ 10.00       $ 10.00
                                           -------------------------------------------------
Investment loss--net                            --++        (.01)         (.01)         (.01)
Realized and unrealized loss on
  investments--net                            (.15)         (.14)         (.14)         (.14)
                                           -------------------------------------------------
Total from investment operations              (.15)         (.15)         (.15)         (.15)
                                           -------------------------------------------------
Net asset value, end of period             $  9.85       $  9.85       $  9.85       $  9.85
                                           =================================================
--------------------------------------------------------------------------------------------

Total Investment Return:**
Based on net asset value per share           (1.50%)+++    (1.50%)+++    (1.50%)+++    (1.50%)+++
                                           =================================================
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                1.46%*        1.71%*        2.46%*        2.46%*
                                           =================================================
Expenses                                      1.50%*        1.75%*        2.50%*        2.50%*
                                           =================================================
Investment loss--net                          (.67%)*       (.80%)*      (1.52%)*      (1.50%)*
                                           =================================================
--------------------------------------------------------------------------------------------

Supplemental Data:
Net assets, end of period (in thousands)   $30,206       $    75       $   484       $   221
                                           =================================================
Portfolio turnover                            2.55%         2.55%         2.55%         2.55%
                                           =================================================
--------------------------------------------------------------------------------------------

*   Annualized.
**  Total investment returns exclude the effects of sales charges.
+   Commencement of operations.
++  Amount is less than $.01 per share.
+++ Aggregate total investment return.

See Notes to Financial Statements.


                June 30, 2000 (16) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Core Fund (the "Fund") is part of Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Prior to commencement of operations on June 2, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on February 25, 2000 to Mercury Advisors, ("Mercury"), a division of Fund Asset Management, L.P. ("FAM") for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


                June 30, 2000 (17) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

      o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.


                June 30, 2000 (18) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury. The general partner of Mercury is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the period June 2, 2000 to June 30, 2000, Mercury earned fees of $9,136, of which $871 was voluntarily waived.

      The Fund has also entered into an Administration Agreement with Mercury. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the


                June 30, 2000 (19) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATMENTS
(CONTINUED)

      performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                Account             Distribution
                                             Maintenance Fee             Fee
      --------------------------------------------------------------------------
      Class A                                     .25%                   --
      --------------------------------------------------------------------------
      Class B                                     .25%                  .75%
      --------------------------------------------------------------------------
      Class C                                     .25%                  .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period June 2, 2000 to June 30, 2000, FAMD earned underwriting discounts, and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                     FAMD                 MLPF&S
      --------------------------------------------------------------------------
      Class A                                        $ 49                 $2,411
      --------------------------------------------------------------------------

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury, FAM, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period June 2, 2000 to June 30, 2000 were $31,727,624 and $427,009, respectively.


                June 30, 2000 (20) Mercury QA Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Net realized losses for the period June 2, 2000 to June 30, 2000, and net unrealized losses as of June 30, 2000 were as follows:

                                                  Realized            Unrealized
                                                   Losses               Losses
      --------------------------------------------------------------------------
      Long-term investments                     $   (35,566)          $(305,615)
                                                --------------------------------
      Total                                     $   (35,566)          $(305,615)
                                                ================================
      --------------------------------------------------------------------------

      As of June 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $305,615, of which $1,310,678 related to appreciated securities and $1,616,293 related to depreciated securities. The aggregate cost of investments at June 30, 2000 for Federal income tax purposes was $31,265,049.

(4)   Capital Share Transactions:

      The net increase in net assets derived from capital share transactions was $31,243,247 for the period June 2, 2000 to June 30, 2000.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period June 2, 2000+
      to June 30, 2000                         Shares              Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                             3,078,690            $ 30,677,963
      Shares redeemed                           (15,098)               (150,000)
                                           -------------------------------------
      Net increase                            3,063,592            $ 30,527,963
                                           =====================================
      --------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

      Class A Shares for the Period June 2, 2000+
      to June 30, 2000                         Shares              Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                              5,078                $    50,468
                                           -------------------------------------
      Net increase                             5,078                $    50,468
                                           =====================================
      --------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

      Class B Shares for the Period June 2, 2000+
      to June 30, 2000                        Shares               Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                             46,681                $   465,672
                                           -------------------------------------
      Net increase                            46,681                $   465,672
                                           =====================================
      --------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

      Class C Shares for the Period June 2, 2000+
      to June 30, 2000                        Shares               Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                             20,103                $   200,156
      Shares redeemed                           (103)                    (1,012)
                                           -------------------------------------
      Net increase                            20,000                $   199,144
                                           =====================================
      --------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


                June 30, 2000 (21) Mercury QA Large Cap Core Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Allan J. Oster, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                June 30, 2000 (22) Mercury QA Large Cap Core Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Core Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper         MERCQA CORE--6/00